UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      December 31, 2001
                                                   -----------------
Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               11/04/2008
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  79
                                                 --------------------

Form 13F Information Table Value Total:                $183,041
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     1457    26138 SH       SOLE     NONE          100%
American Express               COM              025816109     2283    63978 SH       SOLE     NONE          100%
American Intl.                 COM              026874107     1618    20383 SH       SOLE     NONE          100%
American Standard              COM              029712106     1926    28225 SH       SOLE     NONE          100%
Amgen Inc                      COM              031162100     2262    40080 SH       SOLE     NONE          100%
Anadarko Petro                 COM              032511107     2073    36465 SH       SOLE     NONE          100%
Anthem, Inc                    COM              03674b104     2609    52700 SH       SOLE     NONE          100%
AOL Time Warner                COM              00184A105     3284   102301 SH       SOLE     NONE          100%
Bank of America                COM              060505104     2664    42318 SH       SOLE     NONE          100%
Bear Stearns Co.               COM              073902108     4086    69677 SH       SOLE     NONE          100%
BJS Wholesale Club             COM              05548j106     3321    75300 SH       SOLE     NONE          100%
Camden Property                COM              133131102     1446    39400 SH       SOLE     NONE          100%
Charter Commun.                COM              16117M107     3795   230975 SH       SOLE     NONE          100%
ChevronTexaco                  COM              166764100     1049    11701 SH       SOLE     NONE          100%
Cisco Systems Inc              COM              17275R102      875    48327 SH       SOLE     NONE          100%
Citigroup                      COM              172967101     4539    89911 SH       SOLE     NONE          100%
Colonial Prop                  COM              195872106     3516   112860 SH       SOLE     NONE          100%
Comcast Class A                COM              200300200     3986   110735 SH       SOLE     NONE          100%
Commercial Net Lse             COM              202218103     1261    97030 SH       SOLE     NONE          100%
Convergys Corp                 COM              212485106     5015   133780 SH       SOLE     NONE          100%
CSG Systems                    COM              126349109     4190   103595 SH       SOLE     NONE          100%
Cypress Semicon                COM              232806109      584    29325 SH       SOLE     NONE          100%
Developers Divers.             COM              251591103     2068   108265 SH       SOLE     NONE          100%
Duke-Weeks Realty              COM              264411505     3026   124380 SH       SOLE     NONE          100%
El Paso Corp                   COM              283905107     4794   107479 SH       SOLE     NONE          100%
Electronics For Img            COM              286082102      667    29900 SH       SOLE     NONE          100%
EMC Corp                       COM              268648102     1206    89720 SH       SOLE     NONE          100%
Expeditors Inc                 COM              302130109      524     9200 SH       SOLE     NONE          100%
Express Scripts                COM              302182100     4724   101030 SH       SOLE     NONE          100%
Fannie Mae                     COM              313586109     3648    45822 SH       SOLE     NONE          100%
First Indust Real              COM              32054K103     3833   123250 SH       SOLE     NONE          100%
Freddie Mac                    COM              313400301     1400    21400 SH       SOLE     NONE          100%
Gables Residential             COM              362418105     2326    78575 SH       SOLE     NONE          100%
General Electric               COM              369604103     3079    76828 SH       SOLE     NONE          100%
Halliburton Co                 COM              406216101      240    18325 SH       SOLE     NONE          100%
Hewlett Packard                COM              428236103     1050    51125 SH       SOLE     NONE          100%
Highwoods Property             COM              431284108     3716   143205 SH       SOLE     NONE          100%
Home Depot                     COM              437076102      738    14473 SH       SOLE     NONE          100%
Honeywell Int'l                COM              438516106      509    15045 SH       SOLE     NONE          100%
IBM                            COM              459200101     3848    31816 SH       SOLE     NONE          100%
J.P. Morgan                    COM              46625H100     2939    80843 SH       SOLE     NONE          100%
Jabil Circuit                  COM              466313103      213     9382 SH       SOLE     NONE          100%
Johnson & Johnson              COM              478160104     3949    66821 SH       SOLE     NONE          100%
KeyCorp                        COM              493267108      436    17900 SH       SOLE     NONE          100%
Kroger Co                      COM              501044101      244    11685 SH       SOLE     NONE          100%
Lehman Brothers                COM              524908100     2043    30590 SH       SOLE     NONE          100%
Liberty Media Grp              COM              001957208     1315    93896 SH       SOLE     NONE          100%
Liberty Prop Tr                COM              531172104     3181   106555 SH       SOLE     NONE          100%
Lilly (Eli) & Co.              COM              532457108     3241    41275 SH       SOLE     NONE          100%
Lowe's Companies               COM              548661107     2368    51020 SH       SOLE     NONE          100%
Macerich                       COM              554382101     3088   116080 SH       SOLE     NONE          100%
Mack-Cali Realty               COM              554489104     3770   121565 SH       SOLE     NONE          100%
Masco Corp.                    COM              574599106      898    36650 SH       SOLE     NONE          100%
Men's Wearhouse                COM              587118100     3428   165994 SH       SOLE     NONE          100%
Merck & Co.                    COM              589331107      662    11250 SH       SOLE     NONE          100%
Merrill Lynch Inc.             COM              590188108     2020    38750 SH       SOLE     NONE          100%
MGIC Investment Corp           COM              552848103     3540    57360 SH       SOLE     NONE          100%
Mirant Corp                    COM              604675108     2937   183250 SH       SOLE     NONE          100%
Motorola Inc.                  COM              620076109      340    22650 SH       SOLE     NONE          100%
Nokia                          COM              654902204     1777    72461 SH       SOLE     NONE          100%
Oracle Systems                 COM              68389X105     1189    86112 SH       SOLE     NONE          100%
PMI Group                      COM              69344M101     4517    67410 SH       SOLE     NONE          100%
Pepsico Inc.                   COM              713448108     3606    74070 SH       SOLE     NONE          100%
Pfizer                         COM              717081103     4843   121541 SH       SOLE     NONE          100%
Pharmacia Corp                 COM              717134102      392     9200 SH       SOLE     NONE          100%
Procter & Gamble               COM              742718109      229     2900 SH       SOLE     NONE          100%
Prudential Finan               COM              744320102     1019    30700 SH       SOLE     NONE          100%
Royal Dutch Petrol             COM              780257804      525    10700 SH       SOLE     NONE          100%
Schering-Plough                COM              806605101     1697    47394 SH       SOLE     NONE          100%
Schlumberger Ltd               COM              806857108      418     7600 SH       SOLE     NONE          100%
Simon Property Grp             COM              828806109     3099   105649 SH       SOLE     NONE          100%
Sun Microsystems               COM              866810203     1264   102760 SH       SOLE     NONE          100%
Sungard Data                   COM              867363103     4691   162169 SH       SOLE     NONE          100%
Teleflex                       COM              879369106     2576    54453 SH       SOLE     NONE          100%
TJX Companies                  COM              872540109      287     7200 SH       SOLE     NONE          100%
Tyco Intl Ltd                  COM              902124106     7806   132538 SH       SOLE     NONE          100%
U.S. Bancorp                   COM              902973304      851    40671 SH       SOLE     NONE          100%
Wells Fargo                    COM              949746101     1295    29789 SH       SOLE     NONE          100%
WorldCom                       COM              98157D106     1113    79065 SH       SOLE     NONE          100%